Employee benefits (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Employee Benefits [Line Items]
Service cost	₨ 25,936	₨ 29,577	₨ 19,154
Interest cost	9,606	7,518	6,880
Interest income	(2,381)	(1,418)	(2,667)
Gratuity cost	₨ 33,161	₨ 35,677	₨ 23,367